GENERAL INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of general information [Abstract]
GENERAL INFORMATION
NOTE 1 – GENERAL INFORMATION

a.	General

BioLineRx Ltd. (“BioLineRx”), headquartered in Modi’in, Israel, was incorporated and commenced operations in April 2003.

BioLineRx and its subsidiaries (collectively, the “Company”) are engaged in the development of therapeutics, primarily in clinical stages, with a focus on the field of oncology.

In February 2007, BioLineRx listed its ordinary shares on the Tel Aviv Stock Exchange (“TASE”) and they have been traded on the TASE since that time. Since July 2011, BioLineRx’s American Depositary Shares (“ADSs”) have also been traded on the NASDAQ Capital Market.

In March 2017, the Company acquired Agalimmune Ltd. (“Agalimmune”), a privately held company incorporated in the United Kingdom, with a focus on the field of immuno-oncology. See Note 18.

Although it has generated revenues from out-licensing transactions in the past, the Company has incurred accumulated losses in the amount of $248 million through December 31, 2019, and cannot determine with reasonable certainty when and if it will have sustainable profits. Management believes that the Company’s current cash and other resources will be sufficient to fund its projected cash requirements into the second quarter of 2021. However, in the event that the Company does not begin to generate sustainable cash flows from its operating activities in the future, the Company will need to carry out significant cost reductions or raise additional funding. Management is in the process of evaluating various financing alternatives, including funding its clinical development activities via out-licensing or collaborations, and fundraising in the public or private equity markets. However, there is no certainty about the Company’s ability to obtain such funding.

b.	Approval of consolidated financial statements

The consolidated financial statements of the Company for the year ended December 31, 2019 were approved by the Board of Directors on March 12, 2020, and signed on its behalf by the Chairman of the Board, the Chief Executive Officer and the Chief Financial Officer.

c.	Change in ratio of ADSs

On July 15, 2019, the Company effected a change in the ratio of its ADSs to ordinary shares, from one ADS representing one ordinary share to a new ratio of one ADS representing 15 ordinary shares. All ADSs and per ADSs amounts in these financial statements have been retroactively adjusted as if the change in ratio had been effected at the earliest date of these financial statements.